SCHEDULE OF OPERATING LEASE LIABILITY MATURITY (Details) - USD ($) $ in Thousands	Oct. 01, 2022	May 31, 2022	May 18, 2022	Apr. 30, 2022	Jan. 01, 2022	Jan. 02, 2021
Leases
Remainder of Fiscal Year	$ 365
Next Twelve Months	1,688				1,102
Year Two	1,618				1,134
Year Three	1,531				947
Year Four	1,545				839
After Year Four	5,546
Year Five					839
Thereafter					2,105
Total	12,293				6,966
Less: Imputed Interest	2,806				1,392
Operating lease, liability	9,487	$ 1,555	$ 1,829	$ 2,048	5,574
Leases – Current	1,010				1,006	$ 1,211
Leases - Non current	$ 8,477				$ 4,568	$ 2,226